OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Schedule of other non-current liabilities - third parties

	As of	As of
	June 30, 2026	December 31, 2025
	US$	US$
Deposits from third parties	18,372	18,442
Conditional and refundable government grants (i)	11,746	77,624
Warranty provision	28,409	28,938
Total	58,527	125,004
(i)The Group was awarded grants from governments, which were conditional on the operation performance and tax contribution in certain specified regions in next few years. Government grants received were recognized as other non-current liabilities initially and will be released to government grants in the consolidated statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of June 30, 2026, as the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, the Group classified these liabilities as other non-current liabilities.